Note 10. Terminated Interest Rate Swap Arrangement	12 Months Ended
Dec. 31, 2011
Derivative, Type of Interest Rate Paid on Swap

10. Terminated Interest Rate Swap Arrangement

In February 2004, the Company entered into an interest rate swap arrangement to convert a portion of the fixed rate exposure on its Senior Subordinated Notes to variable rates.  On February 1, 2009, the swap arrangement was terminated by the counterparty pursuant to terms of the arrangement and a $3,000 payment was received by the Company in conjunction with this termination.  The Company recorded a fair value adjustment to the portion of its Senior Subordinated Notes that was hedged and this effect was amortized as a reduction of interest expense over the remaining term of the Senior Subordinated Notes through December 2, 2010. As part of the Acquisition accounting on December 3, 2010, the Senior Subordinated Notes were recorded at fair value.  The unamortized balances from the settlement of the interest rate swap arrangement of $1,461 were eliminated as of the Acquisition Date.